SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	3 Months Ended		9 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017
Summary Of Significant Accounting Policies Details Narrative
Potential dilutive securities	57,364,000	20,147	7,170,500